Distribution of profits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Retained Earnings Adjustments [Line Items]
Percentage of subsidiaries registered capital balance upto which appropriations to statutory surplus reserve is required	50.00%
Amount of restricted portion	$ 40,003	$ 35,416
Minimum [Member]
Retained Earnings Adjustments [Line Items]
Percentage of the profit after tax that is required to be appropriated to the statutory surplus reserve	10.00%